Pay vs Performance Disclosure - USD ($)	12 Months Ended					25 Months Ended	29 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2026	May 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average		Value of Initial Fixed $100
		Summary					Summary	Average	Investment Based on:
	Summary	Compensation					Compensation	Compensation		Peer Group
	Compensation	Table Total		Compensation		Compensation	Table Total	Actually Paid	Total	Total	Net Income	Adjusted
Fiscal	Table Total	for Mr.		Actually Paid to		Actually Paid to	for non-PEO	to non-PEO	Shareholder	Shareholder	(Loss)	EBITDA(5)
Year	for Mr. Rossi (1)	Chowbey (1)		Mr. Rossi (1)(2)(3)		Mr. Chowbey (1)(2)(3)	NEOs(1)	NEOs(1)(2)(3)	Return	Return(4)	($ millions)	($ millions)
(a)	(b)	(b)		(c)		(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	$ N/A	$7,356,246		N/A		$13,422,778	2,239,624	$3,682,722	$112.91	$240.49	$350.4	$634.0
2025	$ N/A	$4,694,633	$	N/A		$4,421,080	$1,532,141	$1,294,523	$71.97	$163.81	$98.7	$299.5
2024	$6,399,926	$1,794,097		$4,127,786		$1,338,821	$1,375,327	$1,072,413	$71.39	$142.32	$109.3	$312.5
2023	$6,729,013	$ N/A		$8,519,849	$	N/A	$1,361,854	$1,609,461	$83.44	$119.91	$118.5	$323.0
2022	$6,131,892	$ N/A		$2,368,850	$	N/A	$1,464,994	$576,965	$66.26	$81.95	$144.6	$364.0

(1)	Mr. Chowbey served as our principal executive officer (PEO) beginning on June 1, 2024. Mr. Rossi served as our (PEO) for 2022 through May 31, 2024. Our non-PEO named executive officers (NEOs) included: (a) for fiscal year 2026, Messrs. Watson, Bersaglini, and Hamadi, and Ms. Keating, (b) for fiscal year 2025, Messrs. Watson, Bersaglini, Hamadi, and Cardenas, and Ms. Keating, (c) for fiscal year 2024, Messrs. Watson and Cardenas, and Mses. Bacchus and Keating; (d) for fiscal year 2023, Messrs. Watson, Chowbey, Cardenas, and Ms. Keating; (e) for fiscal year 2022, Messrs. Audia, Chowbey, Watson, Cardenas, and Ms. Bacchus.
(2)	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officers (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Mr. Rossi SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025	2026
SCT Total	$6,131,892	$6,729,013	$6,399,926	$—	$—

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,774,347)	$(4,417,134)	$(4,344,086)	$—	$—

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,418,762	$4,957,682	$1,786,630	$—	$—

				—	—
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(1,719,194)	$791,291	$(1,115,481)	$—	$—

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$1,783,368	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$47,370	$220,778	$(605,434)	$—	$—

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(886,412)	$—	$—	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$150,779	$238,219	$222,863	$—	$—

Compensation Actually Paid	$2,368,850	$8,519,849	$4,127,786	$—	$—

Mr. Chowbey SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025	2026
SCT Total	$—	$—	$1,794,097	$4,694,633	$7,356,246

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$(865,913)	$(3,052,941)	$(4,776,510)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$683,432	$2,671,209	$9,335,918

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$—	$—	$(296,905)	$(33,688)	$1,151,657

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$(16,488)	$38,086	$97,970

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$40,598	$103,781	$257,497

Compensation Actually Paid	$—	$—	$1,338,821	$4,421,080	$13,422,778

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023	2024	2025	2026
Average SCT Total	$1,464,994	$1,361,854	$1,375,327	$1,532,141	$2,239,624

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$(53,093)	$—	$(75,872)	$—	$—

+ Service Cost of Pension in Fiscal Year	$35,758	$—	$77,227	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(741,024)	$(585,894)	$(578,424)	$(696,041)	$(1,198,785)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$351,046	$656,444	$460,026	$499,290	$2,255,196

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(134,416)	$94,368	$(159,167)	$(12,298)	$302,556

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(3,863)	$51,615	$(54,770)	$11,208	$20,832

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(356,522)	$—	$—	$(63,418)	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$14,085	$31,074	$28,066	$23,641	$63,299

Average Compensation Actually Paid	$576,965	$1,609,461	$1,072,413	$1,294,523	$3,682,722
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 400 Capital Goods Index.
(4)	Adjusted EBITDA is a Non-GAAP financial measure. (see Appendix A for a reconciliation to GAAP).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Chowbey served as our principal executive officer (PEO) beginning on June 1, 2024. Mr. Rossi served as our (PEO) for 2022 through May 31, 2024. Our non-PEO named executive officers (NEOs) included: (a) for fiscal year 2026, Messrs. Watson, Bersaglini, and Hamadi, and Ms. Keating, (b) for fiscal year 2025, Messrs. Watson, Bersaglini, Hamadi, and Cardenas, and Ms. Keating, (c) for fiscal year 2024, Messrs. Watson and Cardenas, and Mses. Bacchus and Keating; (d) for fiscal year 2023, Messrs. Watson, Chowbey, Cardenas, and Ms. Keating; (e) for fiscal year 2022, Messrs. Audia, Chowbey, Watson, Cardenas, and Ms. Bacchus.

Peer Group Issuers, Footnote
(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 400 Capital Goods Index.

Adjustment To PEO Compensation, Footnote

Mr. Rossi SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025	2026
SCT Total	$6,131,892	$6,729,013	$6,399,926	$—	$—

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,774,347)	$(4,417,134)	$(4,344,086)	$—	$—

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,418,762	$4,957,682	$1,786,630	$—	$—

				—	—
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(1,719,194)	$791,291	$(1,115,481)	$—	$—

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$1,783,368	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$47,370	$220,778	$(605,434)	$—	$—

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(886,412)	$—	$—	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$150,779	$238,219	$222,863	$—	$—

Compensation Actually Paid	$2,368,850	$8,519,849	$4,127,786	$—	$—

Mr. Chowbey SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025	2026
SCT Total	$—	$—	$1,794,097	$4,694,633	$7,356,246

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$—	$—	$—	$—	$—

+ Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$(865,913)	$(3,052,941)	$(4,776,510)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$683,432	$2,671,209	$9,335,918

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$—	$—	$(296,905)	$(33,688)	$1,151,657

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$(16,488)	$38,086	$97,970

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$—	$—	$40,598	$103,781	$257,497

Compensation Actually Paid	$—	$—	$1,338,821	$4,421,080	$13,422,778

Non-PEO NEO Average Total Compensation Amount	$ 2,239,624	$ 1,532,141	$ 1,375,327	$ 1,361,854	$ 1,464,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,682,722	1,294,523	1,072,413	1,609,461	576,965
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023	2024	2025	2026
Average SCT Total	$1,464,994	$1,361,854	$1,375,327	$1,532,141	$2,239,624

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$(53,093)	$—	$(75,872)	$—	$—

+ Service Cost of Pension in Fiscal Year	$35,758	$—	$77,227	$—	$—
+ Prior Service Cost of Pension in Fiscal Year	$—	$—	$—	$—	$—
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(741,024)	$(585,894)	$(578,424)	$(696,041)	$(1,198,785)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$351,046	$656,444	$460,026	$499,290	$2,255,196

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(134,416)	$94,368	$(159,167)	$(12,298)	$302,556

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(3,863)	$51,615	$(54,770)	$11,208	$20,832

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(356,522)	$—	$—	$(63,418)	$—

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$14,085	$31,074	$28,066	$23,641	$63,299

Average Compensation Actually Paid	$576,965	$1,609,461	$1,072,413	$1,294,523	$3,682,722

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES

The six items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2026 as further described in our Compensation Discussion and Analysis (CD&A).

Most Important Performance Measures
● Adjusted EBITDA ● Primary Working Capital as a Percent of Sales ● Revenue ● Adjusted EBIT ● Adjusted EBITDA Margin ● Adjusted ROIC

Total Shareholder Return Amount	$ 112.91	71.97	71.39	83.44	66.26
Peer Group Total Shareholder Return Amount	240.49	163.81	142.32	119.91	81.95
Net Income (Loss)	$ 350,400,000	$ 98,700,000	$ 109,300,000	$ 118,500,000	$ 144,600,000
Company Selected Measure Amount	634,000,000	299,500,000	312,500,000	323,000,000	364,000,000
PEO Name						Mr. Chowbey	Mr. Rossi
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Non-GAAP financial measure. (see Appendix A for a reconciliation to GAAP).
Measure:: 2
Pay vs Performance Disclosure
Name	Primary Working Capital as a Percent of Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted ROIC
Mr. Rossi
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,399,926	$ 6,729,013	$ 6,131,892
PEO Actually Paid Compensation Amount			4,127,786	8,519,849	2,368,850
Mr. Chowbey
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,356,246	$ 4,694,633	1,794,097
PEO Actually Paid Compensation Amount	13,422,778	4,421,080	1,338,821
PEO | Mr. Rossi | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,344,086)	(4,417,134)	(3,774,347)
PEO | Mr. Rossi | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,786,630	4,957,682	2,418,762
PEO | Mr. Rossi | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,115,481)	791,291	(1,719,194)
PEO | Mr. Rossi | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,783,368
PEO | Mr. Rossi | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(605,434)	220,778	47,370
PEO | Mr. Rossi | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(886,412)
PEO | Mr. Rossi | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			222,863	238,219	150,779
PEO | Mr. Chowbey | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,776,510)	(3,052,941)	(865,913)
PEO | Mr. Chowbey | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,335,918	2,671,209	683,432
PEO | Mr. Chowbey | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,151,657	(33,688)	(296,905)
PEO | Mr. Chowbey | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,970	38,086	(16,488)
PEO | Mr. Chowbey | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,497	103,781	40,598
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(75,872)		(53,093)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			77,227		35,758
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,198,785)	(696,041)	(578,424)	(585,894)	(741,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,255,196	499,290	460,026	656,444	351,046
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,556	(12,298)	(159,167)	94,368	(134,416)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,832	11,208	(54,770)	51,615	(3,863)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(63,418)			(356,522)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,299	$ 23,641	$ 28,066	$ 31,074	$ 14,085